Goodwill and Other Intangibles (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment		$ 298		$ 3,692	$ 3,692	$ 2,354,320	$ 2,400,000